Stockholders' Equity	12 Months Ended
Sep. 30, 2018
Equity [Abstract]
Stockholders' Equity
STOCKHOLDERS' EQUITY

The Company and the Bank are subject to various regulatory capital requirements. Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of Common Equity Tier 1, Tier 1 and Total capital to risk weighted assets (as defined in the regulations) and Tier 1 capital to average assets (as defined in the regulations). Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary action by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. The Company and the Bank are also subject to certain restrictions on the amount of dividends that they may declare without prior regulatory approval.

As of September 30, 2018, and 2017, the Company and the Bank met all capital adequacy requirements to which they are subject, and the OCC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum Common Equity Tier 1, Tier 1 risk-based, Total risk-based and Tier 1 leverage ratios as set forth in the following table. The Bank's actual capital amounts and ratios as of these dates are also presented. There are no conditions or events since that management believes have changed the Bank's categorization.

	Actual			Capital Adequacy Guidelines	Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio		Ratio	Ratio
September 30, 2018	(In thousands)
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,678,475	14.71%		4.50%	NA
The Bank	1,661,628	14.55		4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,678,475	14.71		6.00	NA
The Bank	1,661,628	14.55		6.00	8.00
Total risk-based capital ratio:
The Company	1,814,981	15.91		8.00	NA
The Bank	1,798,135	15.75		8.00	10.00
Tier 1 leverage ratio:
The Company	1,678,475	10.85		4.00	NA
The Bank	1,661,628	10.74		4.00	5.00

September 30, 2017
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,701,327	15.99%	(1)	4.50%	NA
The Bank	1,668,314	15.68	(1)	4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,701,327	15.99	(1)	6.00	NA
The Bank	1,668,314	15.68	(1)	6.00	8.00
Total risk-based capital ratio:
The Company	1,828,935	17.22	(1)	8.00	NA
The Bank	1,795,929	16.91	(1)	8.00	10.00
Tier 1 leverage ratio:
The Company	1,701,327	11.49		4.00	NA
The Bank	1,668,314	11.27		4.00	5.00

(1) Ratio has been updated from previously reported % to correct immaterial error in the calculation of risk-weighted assets, which is the denominator used in calculating the ratio.

At periodic intervals, the Federal Reserve, the OCC and the FDIC routinely examine the Company's and the Bank's financial statements as part of their oversight. Based on their examinations, these regulators can direct that the Company's or Bank's financial statements be adjusted in accordance with their findings.

The Company and the Bank are subject to regulatory restrictions on paying dividends.

The Company has an ongoing share repurchase program and 4,868,357 shares were repurchased during 2018 at a weighted average price of $33.74. In 2017, 3,137,178 shares were repurchased at a weighted average price of $31.36. As of September 30, 2018, management had authorization from the Board of Directors to repurchase up to 2,032,598 additional shares.

In connection with the 2008 Troubled Asset Relief Program ("TARP"), the Company issued 1,707,456 warrants to purchase common stock at an exercise price of $17.31. In 2018, the Company exchanged 227,281 of these warrants with a value of $3,914,000. Warrants remaining outstanding were 102,936 as of September 30, 2018, and 330,217 as of September 30, 2017, and they have an expiration date of November 14, 2018. The outstanding warrants are considered in the calculation of diluted shares outstanding using the treasury stock method.
The following table sets forth information regarding earnings per share calculations.

Year ended September 30,	2018	2017	2016

Weighted average shares outstanding	85,008,040	88,905,457	91,399,038
Weighted average dilutive warrants	63,079	242,979	440,366
Weighted average dilutive options	38,724	75,771	73,514
Weighted average diluted shares	85,109,843	89,224,207	91,912,918

Net income (In thousands)	$203,850	$173,532	$164,049
Basic EPS	$2.40	$1.95	$1.79
Diluted EPS	2.40	1.94	1.78